SECURITIES - Amortized Cost and Fair Value of Held To Maturity Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities HTM, Amortized Cost
Maturing within one year	$ 13,575
Maturing after one year but within five years	49,421
Maturing after five years but within ten years	83,561
Maturing after ten years	64,280
Total securities held-to-maturity, amortized cost	210,837
Amortized Cost	322,597	$ 355,739
Securities HTM, Fair Value
Maturing within one year	13,448
Maturing after one year but within five years	47,377
Maturing after five years but within ten years	75,354
Maturing after ten years	54,749
Total securities held-to-maturity, fair value	190,928
Total securities held-to-maturity, fair value	282,830	301,860
U.S. agency residential mortgage-backed
Securities HTM, Amortized Cost
Held to maturity securities, without single maturity date, amortized cost	100,588
Amortized Cost	100,588	109,369
Securities HTM, Fair Value
Held to maturity securities, without single maturity date, fair value	81,251
Total securities held-to-maturity, fair value	81,251	84,738
U.S. agency commercial mortgage-backed
Securities HTM, Amortized Cost
Held to maturity securities, without single maturity date, amortized cost	3,796
Amortized Cost	3,796	4,120
Securities HTM, Fair Value
Held to maturity securities, without single maturity date, fair value	3,547
Total securities held-to-maturity, fair value	3,547	3,718
Private label mortgage-backed
Securities HTM, Amortized Cost
Held to maturity securities, without single maturity date, amortized cost	7,376
Amortized Cost	7,376	7,541
Securities HTM, Fair Value
Held to maturity securities, without single maturity date, fair value	7,104
Total securities held-to-maturity, fair value	7,104	$ 6,990
Other asset backed
Securities HTM, Amortized Cost
Held to maturity securities, without single maturity date, amortized cost	0
Securities HTM, Fair Value
Held to maturity securities, without single maturity date, fair value	$ 0